15. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Accounts Payable, Related Parties	$ 121,955	$ 57,586
Ruituo
Accounts Payable, Related Parties	19,031	45,025
Beiguo Auto
Accounts Payable, Related Parties	21,664	3,116
Xinji Beiguo Mall
Accounts Payable, Related Parties	$ 81,260	$ 9,445